Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

	Summary		Average Summary	Average
	Compensation	Compensation	Compensation	Compensation	Value of Initial Fixed $100
	Table Total	Actually Paid	Table Total for	Actually Paid to	Investments based on Total	Net Income
Year	for PEO(1)	to PEO(2)	Non-PEO NEOs(3)	Non-PEO NEOs(4)	Shareholder Return(5)	(in Millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$920,173	$786,032	$773,121	$667,977	$164	$23.1
2024	$1,425,667	$1,552,167	$1,002,988	$1,101,797	$183	$30.3
2023	$1,382,943	$1,613,111	$973,370	$1,153,855	$140	$30.2
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Thomas W. Florsheim, Jr., our principal executive officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Thomas W. Florsheim, Jr. as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to him during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to his total compensation for each year to determine the compensation actually paid:

	Reported Summary			Compensation
	Compensation	Reported Value of	Equity Award	Actually Paid to
Year	Table Total for PEO	Equity Awards(a)	Adjustments(b)	PEO
2025	920,173	(92,974)	(41,167)	786,032
2024	1,425,667	(91,823)	218,323	1,552,167
2023	1,382,943	(85,095)	315,263	1,613,111
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Year over Year	Fair Value as of	Year over Year	Fair Value at the End	Value of Dividends or
		Change in Fair	Vesting Date of	Change in Fair	of the Prior Year of	other Earnings Paid on
		Value of	Equity Awards	Value of Equity	Equity Awards that	Stock or Option Awards
	Year End Fair	Outstanding and	Granted and	Awards Granted in	Failed to Meet	not Otherwise Reflected	Total Equity
	Value of Equity	Unvested Equity	Vested in the	Prior Years that	Vesting Conditions	in Fair Value or Total	Award
Year	Awards	Awards	Year	Vested in the Year	in the Year	Compensation	Adjustments
2025	$94,676	$(83,123)	$—	$(61,083)	$—	$8,363	$(41,167)
2024	$99,508	$91,677	$—	$22,142	$—	$4,996	$218,323
2023	$120,190	$152,915	$—	$37,459	$—	$4,699	$315,263

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Thomas W. Florsheim, Jr.) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Thomas W. Florsheim, Jr.) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, John W. Florsheim and Kevin S. Schiff; (ii) for 2024, John W. Florsheim and Kevin S. Schiff; (iii) for 2023, John W. Florsheim and Brian Flannery.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Thomas W. Florsheim, Jr.), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Thomas W. Florsheim, Jr.) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S - K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Thomas W. Florsheim, Jr.) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average
	Summary Compensation	Averaged Reported		Compensation
	Table Total for Non-PEO	Fair Value of Equity	Average Equity	Actually Paid to
Year	NEO’s	Awards	Award Adjustments(a)	Non-PEO NEOs
2025	$773,121	$(71,946)	$(33,198)	$667,977
2024	$1,002,988	$(71,033)	$169,842	$1,101,797
2023	$973,370	$(65,792)	$246,277	$1,153,855
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair		Average Fair Value	Average Value of
		Year over Year	Value as of	Year over Year	at the End of the	Dividends or other
		Change in Fair	Vesting Date of	Change in Fair	Prior Year of Equity	Earnings Paid on Stock
		Value of	Equity Awards	Value of Equity	Awards that Failed	or Option Awards not	Total
	Average Year	Outstanding and	Granted and	Awards Granted in	to Meet Vesting	Otherwise Reflected in	Average
	End Fair Value of	Unvested Equity	Vested in the	Prior Years that	Conditions in the	Fair Value or Total	Equity Award
Year	Equity Awards	Awards	Year	Vested in the Year	Year	Compensation	Adjustments
2025	$73,263	$(64,854)	$—	$(47,978)	$—	$6,371	$(33,198)
2024	$76,978	$71,753	$—	$17,342	$—	$3,769	$169,842
2023	$93,017	$120,429	$—	$29,303	$—	$3,528	$246,277

(5)	The cumulative total shareholder return reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The dollar amounts reported in column (h) represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Thomas W. Florsheim, Jr., our principal executive officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

Peer Group Issuers, Footnote
(5)	The cumulative total shareholder return reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

PEO Total Compensation Amount	$ 920,173	$ 1,425,667	$ 1,382,943
PEO Actually Paid Compensation Amount	$ 786,032	1,552,167	1,613,111
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Thomas W. Florsheim, Jr. as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to him during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to his total compensation for each year to determine the compensation actually paid:

	Reported Summary			Compensation
	Compensation	Reported Value of	Equity Award	Actually Paid to
Year	Table Total for PEO	Equity Awards(a)	Adjustments(b)	PEO
2025	920,173	(92,974)	(41,167)	786,032
2024	1,425,667	(91,823)	218,323	1,552,167
2023	1,382,943	(85,095)	315,263	1,613,111
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Year over Year	Fair Value as of	Year over Year	Fair Value at the End	Value of Dividends or
		Change in Fair	Vesting Date of	Change in Fair	of the Prior Year of	other Earnings Paid on
		Value of	Equity Awards	Value of Equity	Equity Awards that	Stock or Option Awards
	Year End Fair	Outstanding and	Granted and	Awards Granted in	Failed to Meet	not Otherwise Reflected	Total Equity
	Value of Equity	Unvested Equity	Vested in the	Prior Years that	Vesting Conditions	in Fair Value or Total	Award
Year	Awards	Awards	Year	Vested in the Year	in the Year	Compensation	Adjustments
2025	$94,676	$(83,123)	$—	$(61,083)	$—	$8,363	$(41,167)
2024	$99,508	$91,677	$—	$22,142	$—	$4,996	$218,323
2023	$120,190	$152,915	$—	$37,459	$—	$4,699	$315,263

Non-PEO NEO Average Total Compensation Amount	$ 773,121	1,002,988	973,370
Non-PEO NEO Average Compensation Actually Paid Amount	$ 667,977	1,101,797	1,153,855
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Thomas W. Florsheim, Jr.), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Thomas W. Florsheim, Jr.) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S - K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Thomas W. Florsheim, Jr.) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average Reported			Average
	Summary Compensation	Averaged Reported		Compensation
	Table Total for Non-PEO	Fair Value of Equity	Average Equity	Actually Paid to
Year	NEO’s	Awards	Award Adjustments(a)	Non-PEO NEOs
2025	$773,121	$(71,946)	$(33,198)	$667,977
2024	$1,002,988	$(71,033)	$169,842	$1,101,797
2023	$973,370	$(65,792)	$246,277	$1,153,855
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair		Average Fair Value	Average Value of
		Year over Year	Value as of	Year over Year	at the End of the	Dividends or other
		Change in Fair	Vesting Date of	Change in Fair	Prior Year of Equity	Earnings Paid on Stock
		Value of	Equity Awards	Value of Equity	Awards that Failed	or Option Awards not	Total
	Average Year	Outstanding and	Granted and	Awards Granted in	to Meet Vesting	Otherwise Reflected in	Average
	End Fair Value of	Unvested Equity	Vested in the	Prior Years that	Conditions in the	Fair Value or Total	Equity Award
Year	Equity Awards	Awards	Year	Vested in the Year	Year	Compensation	Adjustments
2025	$73,263	$(64,854)	$—	$(47,978)	$—	$6,371	$(33,198)
2024	$76,978	$71,753	$—	$17,342	$—	$3,769	$169,842
2023	$93,017	$120,429	$—	$29,303	$—	$3,528	$246,277

Total Shareholder Return Amount	$ 164	183	140
Net Income (Loss)	$ 23,100,000	30,300,000	30,200,000
PEO Name	Thomas W. Florsheim, Jr.
Equity Awards Adjustments, Footnote
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Year over Year	Fair Value as of	Year over Year	Fair Value at the End	Value of Dividends or
		Change in Fair	Vesting Date of	Change in Fair	of the Prior Year of	other Earnings Paid on
		Value of	Equity Awards	Value of Equity	Equity Awards that	Stock or Option Awards
	Year End Fair	Outstanding and	Granted and	Awards Granted in	Failed to Meet	not Otherwise Reflected	Total Equity
	Value of Equity	Unvested Equity	Vested in the	Prior Years that	Vesting Conditions	in Fair Value or Total	Award
Year	Awards	Awards	Year	Vested in the Year	in the Year	Compensation	Adjustments
2025	$94,676	$(83,123)	$—	$(61,083)	$—	$8,363	$(41,167)
2024	$99,508	$91,677	$—	$22,142	$—	$4,996	$218,323
2023	$120,190	$152,915	$—	$37,459	$—	$4,699	$315,263
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

			Average Fair		Average Fair Value	Average Value of
		Year over Year	Value as of	Year over Year	at the End of the	Dividends or other
		Change in Fair	Vesting Date of	Change in Fair	Prior Year of Equity	Earnings Paid on Stock
		Value of	Equity Awards	Value of Equity	Awards that Failed	or Option Awards not	Total
	Average Year	Outstanding and	Granted and	Awards Granted in	to Meet Vesting	Otherwise Reflected in	Average
	End Fair Value of	Unvested Equity	Vested in the	Prior Years that	Conditions in the	Fair Value or Total	Equity Award
Year	Equity Awards	Awards	Year	Vested in the Year	Year	Compensation	Adjustments
2025	$73,263	$(64,854)	$—	$(47,978)	$—	$6,371	$(33,198)
2024	$76,978	$71,753	$—	$17,342	$—	$3,769	$169,842
2023	$93,017	$120,429	$—	$29,303	$—	$3,528	$246,277

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (92,974)	(91,823)	(85,095)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,167)	218,323	315,263
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,676	99,508	120,190
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,123)	91,677	152,915
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,083)	22,142	37,459
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,363	4,996	4,699
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,946)	(71,033)	(65,792)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,198)	169,842	246,277
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,263	76,978	93,017
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,854)	71,753	120,429
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,978)	17,342	29,303
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,371	$ 3,769	$ 3,528